General and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General And Administrative Expenses [Abstract]
Total Compensation to Employees and Directors	$ 11,289	$ 11,655	$ 15,998
Office and Administrative Expenses	2,449	2,147	2,213
Audit, Legal and Consultancy	1,314	3,377	1,180
General and Administrative Expenses	$ 15,052	$ 17,180	$ 19,391